Other financial assets and liabilities (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of offsetting of financial liabilities [abstract]
Summary of other financial assets	Other financial assets

	2024			2023
	Non-current US$m	Current US$m	Total US$m	Non-current US$m	Current US$m	Total US$m
Derivatives not related to net debt	39	49	88	14	40	54
Derivatives related to net debt	24	–	24	87	–	87
Equity shares and quoted funds	255	24	279	163	18	181
Other investments, including loans(a)	263	346	609	217	1,060	1,277
Loans to equity accounted units(b)	509	–	509	–	–	–
Total other financial assets	1,090	419	1,509	481	1,118	1,599
(a)Current “Other investments, including loans” includes US$212 million (2023: US$877 million) of highly liquid financial assets held in a separately managed portfolio of fixed income instruments classified as held for trading and included within our net debt definition.
(b)This relates to loans of US$534 million due from WCS Rail and Port entities, net of expected credit loss.

Summary of other financial liabilities	Other financial liabilities

	2024			2023
	Non-current US$m	Current US$m	Total US$m	Non-current US$m	Current US$m	Total US$m
Derivatives not related to net debt	252	84	336	198	68	266
Derivatives related to net debt	339	28	367	315	201	516
Other financial liabilities	–	–	–	–	4	4
Total other financial liabilities	591	112	703	513	273	786